Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) share £ / shares	Dec. 31, 2024 GBP (£) share £ / shares	Dec. 31, 2023 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges to income statement in respect of share-based payment schemes	£ 232,000,000	£ 259,000,000	£ 302,000,000
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum monthly scheme savings	£ 500
Savings period	3 years
Time period to use savings	6 months
Discounted market price of shares (in percent)	90.00%
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.61	£ 0.47
Weighted average remaining contractual life of outstanding share options	1 year 10 months 17 days	1 year 10 months 6 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.15	£ 0.09
Number of options, granted (in shares) | share	119,602,764	200,820,157
Lloyds Banking Group executive share plan 2003
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.75	£ 0.53
Weighted average remaining contractual life of outstanding share options	5 years 10 months 24 days	6 years 2 months 12 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0	£ 0.46
Number of options, granted (in shares) | share	0	768,170
Group chief executive buyout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted (in shares) | shares			8,301,708
Lloyds Banking Group long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.48	£ 0.30
Number of options, granted (in shares) | share	46,999,778	75,063,395
Performance period for vesting	3 years
Number of shares to be awarded, percentage of annual salary	300.00%
Number of shares to be awarded in exceptional circumstances, percentage of annual salary	400.00%
Lloyds Banking Group long term share plan | Performance 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate	100.00%
Lloyds Banking Group Executive Share Plan 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.73	£ 0.51
Number of options, granted (in shares) | share	3,679,148	3,593,397
Matching shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution to matching shares scheme	£ 45
Contract term	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	26,409,397	38,464,042
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share) | £ / shares	£ 0.74	£ 0.53
Free share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contract term	3 years
Maximum employer contribution to free shares scheme	£ 3,600
Fixed share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	1,470,573	1,541,751
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share) | £ / shares	£ 0.81	£ 0.55
Vesting period	3 years
Percent of shares to be released each year (in percent)	33.33%